Shares (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of common shares

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2020	31,011,831	(1,845,201)	29,166,630
Issued upon exercise of stock options	125,000	—	125,000
Retired through share purchase program	(1,113,903)	—	(1,113,903)
Purchase of treasury shares	—	(21,503)	(21,503)
Settlement of certain equity classified stock-based compensation	—	301,891	301,891
Issued and outstanding at December 31, 2021	30,022,928	(1,564,813)	28,458,115
Retired through share purchase program	(2,195,646)	—	(2,195,646)
Purchase of treasury shares	—	(26,012)	(26,012)
Settlement of certain equity classified stock-based compensation	—	184,364	184,364
Issued and outstanding at December 31, 2022	27,827,282	(1,406,461)	26,420,821

Schedule of net income per share

Year ended December 31,	2022	2021
Net income	$67,372	$51,408
Interest from convertible debentures (after tax)	5,893	4,410
Diluted net income available to common shareholders	$73,265	$55,818

Weighted-average number of common shares	27,406,140	28,325,489
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	1,485,275	1,707,718
Dilutive effect of stock options	—	47,767
Dilutive effect of 5.00% convertible debentures	2,095,236	2,095,236
Dilutive effect of 5.50% convertible debentures	3,020,199	1,770,747
Weighted-average number of diluted common shares	34,006,850	33,946,957

Basic net income per share	$2.46	$1.81
Diluted net income per share	$2.15	$1.64

Schedule of dividends

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q1 2021	February 16, 2021	$0.04	March 4, 2021	April 9, 2021	$1,123
Q2 2021	April 27, 2021	$0.04	May 28, 2021	July 9, 2021	$1,123
Q3 2021	July 27, 2021	$0.04	August 31, 2021	October 8, 2021	$1,137
Q4 2021	October 26, 2021	$0.04	November 30, 2021	January 7, 2022	$1,137
Q1 2022	February 15, 2022	$0.08	March 4, 2022	April 8, 2022	$2,277
Q2 2022	April 26, 2022	$0.08	May 27, 2022	July 8, 2022	$2,232
Q3 2022	July 26, 2022	$0.08	August 31, 2022	October 7, 2022	$2,127
Q4 2022	October 25, 2022	$0.08	November 30, 2022	January 6, 2023	$2,098